Note 10 - Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2015
Note 10 - Fair Value Measurement (Tables) [Line Items]
Fair Value Measurements, Nonrecurring [Table Text Block]
	Fair value at December 31, 2014	Total losses in the year ended December 31, 2014	Fair value at December 31, 2015	Total losses in the year ended December 31, 2015
Non- Recurring
Goodwill	-	(8,149,525)	-	-
Intangible Assets	-	(1,802,125)	-	(250,360)

Available-for-sale Securities [Member]
Note 10 - Fair Value Measurement (Tables) [Line Items]
Fair Value, Assets Measured on Recurring Basis [Table Text Block]
	December 31,
	2014	2015
Beginning balance	$-	$-
Purchases	90,205,903	105,334,483
Redemption	(90,323,594)	(105,560,595)
Realized gain	106,392	234,421
Exchange difference	11,299	(8,309)
Ending balance	$-	$-